Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Inventories

Inventories consisted of the following at December 31, 2014 and 2013:

	December 31,
	2014	2013
Raw materials	$360,019	$278,947
Work-in-process	91,153	39,192
Finished goods	5,922	2,100

Total inventories	$457,094	$320,239

Estimated Future Intangible Asset Amortization Expense

Estimated future intangible asset amortization expense for the next five years are as follows:

Years ended December 31,
2015	$97,405
2016	76,583
2017	42,591
2018	—
2019	—

Total estimated amortization expense	$216,579

Financial Liabilities Measured at Fair Value on a Recurring Basis

The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2014:

	Fair Value Measurements at December 31, 2014
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$9,998,636	$9,998,636

Total derivative liability	$—	$—	$9,998,636	$9,998,636